Average Annual Total Returns - Service - BLACKROCK ADVANTAGE SMALL CAP GROWTH FUND	Jan. 28, 2021
Russell 2000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	34.63%
5 Years	16.36%
10 Years	13.48%
Service Shares
Average Annual Return:
1 Year	33.04%
5 Years	16.88%
10 Years	13.09%
Service Shares | After Taxes on Distributions
Average Annual Return:
1 Year	30.40%
5 Years	13.88%
10 Years	9.09%
Service Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	20.33%
5 Years	12.54%
10 Years	9.00%